Disclosure of temporary differences - deferred mining tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Net deferred tax asset (liability)	$ (308,577)	$ (277,466)	$ (288,101)
Mining tax effect of temporary differences recognized [Member] | Canada [Member]
Statements [Line Items]
Net deferred tax asset (liability)	(5,119)	(5,614)	(4,706)
Mining tax effect of temporary differences recognized [Member] | Peru [Member]
Statements [Line Items]
Net deferred tax asset (liability)	$ (11,658)	$ (12,124)	$ (12,785)